Shareholders' Equity - Common Stock Reserved For Future Issuance (Details) - shares	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Class of Stock [Line Items]
Options issued and outstanding under stock option plans (in shares)	4,225,240	4,067,417	9,156,080
Common Stock [Member]
Class of Stock [Line Items]
Number of shares available for grant (in shares)	13,843,851	14,706,417
Employee Stock Purchase Plan 2020
Class of Stock [Line Items]
Number of shares available for grant (in shares)		1,400,000
Employee Stock Purchase Plan 2020 | Common Stock [Member]
Class of Stock [Line Items]
Number of shares available for grant (in shares)	1,400,000	1,400,000
2020 Plan | Common Stock [Member]
Class of Stock [Line Items]
Number of shares available for grant (in shares)	7,685,047	9,089,000
Options issued and outstanding under stock option plans (in shares)	1,914,953	511,000
2003 Plan | Common Stock [Member]
Class of Stock [Line Items]
Number of shares available for grant (in shares)	0	0
Options issued and outstanding under stock option plans (in shares)	2,843,851	3,706,417